Capital Reserves - Additional Information (Details) - GBP (£)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reserves Within Equity [Line Items]
Par value	£ 0.05	£ 0.05	£ 0.05
Distributable reserves	£ 0
Capital Redemption Reserve
Disclosure Of Reserves Within Equity [Line Items]
Par value			£ 0.001